OTHER NON-CURRENT ASSESTS (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets, Noncurrent [Abstract]
Schedule of other non-current assets
Other
non-current
assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Long-term loan receivable (1)	—	50,278
Others	1,255	6,003

	1,255	56,281

(1)
Long-term loan receivable represents the principal and interest to be collected of a loan provided by the Group to a third party. The loan was of principal amount of RMB 50,000, three-year term starting from December 2019, and with a lump sum interest rate of 20% at maturity. The Group intends to purchase a property from this third party and will re-locate its customer service center in the future.